UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811-05037)

Professionally Managed Portfolios
________________________________________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
________________________________________________________________
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 East Michigan Street
Milwaukee, WI 53202
________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5301

Date of fiscal year end: July 31

Date of reporting period: June 30, 2011

Name of Fund: Akre Focus Fund	Akre Focus Fund
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
MASTERCARD INCORPORATED	21-Sep-10	57636Q104	MA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	3. DIRECTOR	ISSUER

For		NANCY J. KARCH
For		JOSE OCTAVIO REYES LAGUNES
For		EDWARD SUNING TIAN
For		SILVIO BARZI

For	For	1A. AMEND AND RESTATE THE COMPANY'S CURRENT CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS IN PHASES AND EFFECT RELATED CHANGES IN DIRECTOR VACANCY	ISSUER
For	For	1B. AMEND AND RESTATE THE COMPANY'S CURRENT CERTIFICATE OF INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING REQUIREMENT FOR AMENDING THE COMPANY'S CERTIFICATE OF INCOPORATION.	ISSUER
For	For	1C. AMEND AND RESTATE THE COMPANY'S CURRENT CERTIFICATE OF INCORPORATION TO REVISE REQUIREMENTS APPLICABLE TO THE COMPOSITION OF THE BOARD OF DIRECTORS.	ISSUER

For	For	1D. AMEND AND RESTATE THE COMPANY'S CURRENT CERTIFICATE OF INCORPORATION TO REVISE REQUIREMENTS APPLICABLE TO OWNERSHIP OF THE COMPANY'S STOCK AND DELETE RELATED OBSOLETE PROVISONS.	ISSUER
For	For
2. APPROVAL OF THE ADJOURNMENT OF THE ANNUAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THER ARE NOT SUFFICIENT VOTES TO APPROVE EACH OF THE PROPOSALS COMPRISING PROPOSAL 1 AT THE TIME OF THE ANNUAL MEETING.
ISSUER

ABSTAIN	For	4. RE-APPROVAL OF THE COMPANY'S SENIOR EXECUTIVE ANNUAL INCENTIVE COMPENSATION PLAN.	ISSUER

FOR	For	5. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMFOR THE COMPANY FOR 2010	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
WMS INDUSTRIES INC.	9-Dec-10	929297109	WMS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	ISSUER

For		ROBERT J. BAHASH
For		BRIAN R. GAMACHE
For		PATRICIA M. NAZEMETZ
For		LOUIS J. NICASTRO
For		NEIL D. NICASTRO
For		EDWARD W RABIN, JR.
For		IRA S. SHEINFELD
For		BOBBY L. SILLER
For		WILLIAM J. VARESCHI, JR.

FOR	For	2. RATIFICATION OF THE APPOINTMENT OF EARNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2011	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
FACTSET RESEARCH SYSTEMS, INC	14-Dec-10	303075105	FDS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		JOESPH E. LAIRD
FOR		JAMES J. MCGONIGLE
FOR		CHARLES J. SNYDER

FOR	FOR	2. RATIFICATION OF THE APPOINTMENT OF EARNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2011	ISSUER

FOR	FOR	3. TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE FACTSET RESEARCH SYSTEMS INC. 2004 STOCK OPTION AWARD PLAN.	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
BECTON, DICKSON AND COMPANY	1-Feb-11	075887109	BDX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		BASIL L. ANDERSON
FOR		HENRY P.BECTON, JR.
FOR		EDWARD F. DEGRAAN
FOR		CM FRASER - LIGGETT
FOR		CHRISTOPHER JONES
FOR		MARSHALL O. LARSEN
FOR		EDWARD J. LUDWIG
FOR		ADEL A.F. MAHMOUD
FOR		GARY A. MECKLENBURG
FOR		CATHY E. MINEHAN
FOR		JAMES F. ORR
FOR		WILLARD J. OVERLOCK, JR
FOR		BERTRAM L. SCOTT
FOR		ALFRED SOMMER

FOR	FOR	2.RATIFICATION OF SELECTION OF	ISSUER
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM.

FOR	FOR	3.AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	ISSUER

NONE	1 YEAR	4.AN ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE COMPENSATION ADVISORY VOTES.	ISSUER

AGAINST	AGAINST	5.SPECIAL SHAREHOLDER MEETINGS	ISSUER

AGAINST	AGAINST	6.CUMULATIVE VOTING	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
TD AMERITRADE HOLDING CORPORATION	16-Feb-11	87236Y108	AMTD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		J. JOE RICKETTS
FOR		DAN W. COOK III
FOR		JOSEPH H. MOGLIA
FOR		CM FRASER - LIGGETT

FOR	FOR	2. AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	ISSUER

1 YEAR	1 YEAR	3.AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	ISSUER

FOR	FOR
4.LONG-TERM INCENTIVE PLAN. REAPPROVAL OF THE PERFORMANCE BASED COMPENSATION MEASURES TO BE USED UNDER THE COMPANY'S LONG-TERM INCENTIVE PLAN, AS REQUIRED BY SECTION 162(M) OF THE INTERNAL REVENUE CODE.
ISSUER

FOR	FOR
5.MANAGEMENT INCENTIVE PLAN. REAPPROVAL OF THE PERFORMANCE BASED COMPENSATION MEASURES TO BE USED UNDER THE COMPANY'S MAMAGEMENT INCENTICE PLAN, AS REQUIRED BY SECTION162(M) OF THE INTERNAL REVENUE CODE
ISSUER

FOR	FOR	6.INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING SEPTEMBER 30, 2011	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
O'REILLY AUTOMOTIVE INC.	3-May-11	67103H107	ORLY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		DAVID E. O'REILLY
FOR		JAY D. BURCHFIELD
FOR		PAUL R. LEDERER

FOR	FOR	2. ADVISORY VOTE ON APPROVAL OF COMPENSATION OF EXECUTIVES	ISSUER

3 YEAR	3 YEAR	3.ADVIOSRY VOTE ON THE FREQUENCY OF FUTURE SAY ON PAY VOTES	ISSUER

FOR	FOR	4. RATIFICATION OF OF APPOINTMENT OF ERNST & YOUNG, LLP, AS INDEPENDENT AUDITORS FOR FISCAL 2011	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
WHITE RIVER CAPITAL, INC.	3-May-11	96445P105	RVR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		JOHN M. EGGMEYER
FOR		THOMAS C. HEAGY
FOR		WILLIAM MCKNIGHT
FOR		DANIEL W. PORTER
FOR		JOHN W. ROSE
FOR		RICHARD WATERFIELD

FOR	FOR	2. RATIFICATION OF MCGLADREY & PULLEN, LLP AS AUDITORS	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
MARKEL CORPORATION	9-May-11	570535104	MKL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		J. ALFRED BROADDUS, JR.
FOR		DOUGLAS C. EBY
FOR		STEWART M. KASEN
FOR		ALAN I. KIRSHNER
FOR		LEMUEL E. LEWIS
FOR		DARRELL D. MARTIN
FOR		ANTHONY F. MARKEL
FOR		STEVEN A. MARKEL
FOR		JAY M. WEINBERG
FOR		DEBORA J. WILSON

FOR	FOR
2. TO APPROVE THE FOLLOWING RESOLUTION:"RESOLVED, THAT THE COMPENSATIONPAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN ACCORDANCE WITH ITEM 402OF REGULATION S-K, INCLUDING THE COMPENSATION DISCUSSIONAND ANALYSIS, COMPENSATION TABLES, AND NARRATIVE DISCUSSION, IS HEREBY APPROVED.
ISSUER

3 YEAR	3 YEAR	3.TO APPROVE THE FREQUENCY OFSHAREHOLDER ADVISORY VOTES APPROVING EXECUTIVE COMPENSATION	ISSUER

FOR	FOR	4. TO RATIFY THE SELECTION OF KPMG LLP BY THE AUDIT COMITTEEOF THE BOARD OF DIRECTORS AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2011	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
AMERICAN TOWER CORPORATION	18-May-11	029912201	AMT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		RAYMOND P. DOLAN
FOR		RONALD M. DYKES
FOR		CAROLYN F. KATZ
FOR		GUSTAVO LARA CANTU
FOR		JOANN A. REED
FOR		PAMELA D.A. REEVE
FOR		WENDELL REILLY
FOR		DAVID E. SHARBUTT
FOR		JAMES D. TAICLET, JR.
FOR		SAMME L. THOMPSON

FOR	FOR	2. TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	ISSUER

FOR	FOR	3. TO APPROVE AN AMENDMENT TO AMERICAN TOWER CORPORATION'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.	ISSUER

FOR	FOR	4.TO CONDUCT AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	ISSUER

3 YEARS	1 YEARS	5. TO CONDUCT AN ADVISORY VOTE ON WHETHER TO HOLD THE STOCKHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION EVERY ONE, TWO OR THREE YEARS.	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
ROSS STORES, INC	18-May-11	778296103	ROST

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		GEORGE P. ORBAN
FOR		DONALD SEILER

FOR	FOR	2. TO APPROVE THE EXISTING SECOND AMENDED AND RESTATED ROSS STORES, INC. INCENTIVE COMPENSATION PLAN FOR PURPOSES OF SECTION162(M) OF THE INTERNAL REVENUE CODE.	ISSUER

FOR	FOR	3. TO APPROVE AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO ADOPT ANNUAL ELECTIONS FOR DIRECTORS ELECTED BEGINNING IN 2012 (DE-CLASSIFICATION OF THE BOARD).	ISSUER

FOR	FOR	4. ADVISORY VOTE TO APPROVE THE RESOLUTION ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	ISSUER

2 YEARS	3 YEARS	5. ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE ADVISORY VOTES TO APPROVE A RESOLUTION ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	ISSUER

FOR	FOR	6. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 28, 2012.	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
LPL INVESTMENT HOLDINGS INC.	19-May-11	50213H100	LPLA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		MARK S.; CASADY
FOR		JAMES S. PUTNAM
FOR		RICHARD W. BOYCE
FOR		JOHN J. BRENNAN
FOR		ERIK D. RAGATZ
FOR		JAMES S. RIEPE
FOR		RICHARD P. SCHIFTER
FOR		JEFFREY E. STIEFLER
FOR		ALLEN R. THORPE

FOR	FOR	2. RATIFICATION OF APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	ISSUER

FOR	FOR	3. APPROVE, IN AN ADVISORY VOTE, THE EXECUTION COMPENSATION PAID TO THE COMPANIES NAMED EXECUTIVE OFFICERS	ISSUER

2 YEARS	3 YEARS	4. RECOMMEND, IN A NON-BINDING VOTE, THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
ANNALY CAPITAL MANAGEMENT, INC	26-May-11	035710409	NLY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		MICHAEL A.J. FARRELL
FOR		JONATHAN D. GREEN
FOR		JOHN A. LAMBIASE

FOR	FOR	2. A PROPOSAL TO AMEND OUR CHARTER TO INCREASE THE NUMBER OF AUTHORIZED SHARES TO 2,000,000,000 SHARES.	ISSUER
AGAINST	FOR	3. A PROPOSAL TO APPROVE A NON-BINDNG ADVISORY RESOLUTION ON OUR EXECUTIVE COMPENSATION.	ISSUER
1 YEAR	3 YEARS	4. A RECOMMENDATION, BY A NON-BINDING ADVISORY VOTE, FOR THE FREQUENCY OF ADVISORY VOTES ON OUR EXECUTIVE COMPENSATION.	ISSUER

FOR	FOR	5. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE 2011 FISCAL YEAR.	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
LAMAR ADVERTISING COMPANY	26-May-11	512815101	LAMR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		JOHN MAXWELL HAMILTON
FOR		JOHN E. KOERNER, III
FOR		STEPHEN P. MUMBLOW
FOR		THOMAS V. REIFENHEISER
FOR		ANNA REILLY
FOR		KEVIN P. REILLY, JR.
FOR		WENDELL REILLY

FOR	FOR	2. NON-BINDING, ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	ISSUER

3 YEARS	3 YEARS	3. NON-BINDING, ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	ISSUER

FOR	FOR	4. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2011 FISCAL YEAR.	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
PENN NATIONAL GAMING, INC	9-Jun-11	707569109	PENN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		PETER M. CARLINO
FOR		HAROLD CRAMER
FOR		SAUL V. REIBSTEIN

FOR	FOR	2. RATIFICATION OF ERNST & YOUNG, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	ISSUER

FOR	FOR
3. APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2008 LONG TERM INCENTIVE COMPENSATION PLAN (THE "PLAN") TO INCREASE THE TOTAL NUMBER OF SHARES AVAILABLE FOR ISSUANCE AND TO APPROVE THE PLAN FOR PURPOSES OF SECTION162(M) OF THE INTERNAL REVENUE CODE.
ISSUER

FOR	FOR	4. ADVIOSRY VOTE ON EXECUTIVE COMPENSATION	ISSUER

3 YEARS	3 YEARS	5. ADVISORY VOTE ON THE FREQUENCY OF THE EXECUTIVE COMPENSATION VOTE	ISSUER

FOR	AGAINST	6. SHAREHOLDER PROPOSAL ON MAJORITY VOTING	SHAREHOLDER

Company Name	Meeting Date	CUSIP	Ticker
THE TJX COMPANIES	14-Jun-11	872540109	TJX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

ABSTAIN		JOSE B. ALVAREZ
FOR		ALAN M. BENNETT
FOR		BERNARD CAMMARATA
FOR		DAVID T. CHING
FOR		MICHAEL F. HINES
FOR		AMY B. LANE
FOR		CAROL MEYROWITZ
ABSTAIN		JOHN F. O'BRIEN
ABSTAIN		WILLOW B. SHIRE

FOR	FOR	2. RATIFICATIO OF APPOINTMENT OF PRICEWATERHOUSECOOPERS, LLP	ISSUER

AGAINST	FOR	3. TO APPROVE ON AN ADVISORY BASIS, THE OVERALL COMPENSATIONOF TJX'S NAMED EXECUTIVE OFFICERS	ISSUER

1 YEAR	1 YEAR	4.TO RECOMMEND, ON AN ADVISORY BASIS, THE FREQUENCY OF ADVISORY VOTES ON EXECUTIVE COMPENSATION	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
DOLLAR TREE	16-Jun-11	256746108	DLTR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		MACON F. BROCK, JR.
FOR		MARY ANNE CITRINO
FOR		THOMAS E. WHIDDON

FOR	FOR	2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATIONOF THE COMPANY'S NAMED EXECUTIVE OFFICERS	ISSUER

3 YEARS	3 YEARS	3. TO RECOMMEND ON AND ADVIOSRY BASIS, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	ISSUER
FOR	FOR	4.TO APPROVE THE OMNIBUS INCENTIVE PLAN	ISSUER

FOR	FOR	5. TO RATIFY THE SELECTION OF KMPG AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
AEROPOSTALE, INC	16-Jun-11	007865108	ARO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		RONALD R. BEEGLE
FOR		ROBERT B. CHAVEZ
FOR		MICHAEL J. CUNNINGHAM
FOR		EVELYN DILSAVER
FOR		JULIAN R. GEIGER
FOR		JOHN N. HAIGH
FOR		KARIN HIRTLER - GARVEY
FOR		JOHN D. HOWARD
FOR		THOMAS P. JOHNSON
FOR		DAVID B. VERMYLEN

FOR	FOR	2.TO APPROVE AN EXTENSION OF THE TERM OF OUR AMENDED AND RESTATED 2002 LONG-TERM INCENTIVE PLAN, AS WELL AS CERTAIN OTHER ADMINSITRATIVE UPDATES TO THE PLAN.	ISSUER

FOR	FOR	3. TO HOLD AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	ISSUER

1 YEAR	3 YEARS	4.TO HOLD AN ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION	ISSUER

FOR	FOR	5. TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF DELOITTE & TOUCHE, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 28, 2012	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
MASTERCARD INCORPORATED	17-Jun-11	57636Q104	MA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		MARK OLIVIE
FOR		RIMA QUIRESHI
FOR		MARK SCHWARTZ
FOR		JACKSON P. TAI

FOR	FOR	2. ADVIOSRY VOTE ON EXECUTIVE COMPENSATION.	ISSUER

1 YEAR	1 YEAR	3. ADVISORY VOTE ON FREQUENCY OF HOLDINGFUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	ISSUER

FOR	FOR	4. RATIFICATIONON OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2011	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
COMPUTER SERVICES, INC	23-Jun-11	20539A105	CSVI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		DR. CONSTANTINE W. CURRIS
FOR		BRUCE R. GALL
FOR		JOHN A. WILLIAMS

FOR	FOR	2. SHAREHOLDER RATIFICATIONON OF THE SELECTION OF MCGLADREY & PULLEN, LLCAS INDEPENDENT AUDITORSFOR THE FISCAL YEAR 2012	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
CARMAX, INC	27-Jun-11	143130102	KMX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	ISSUER

FOR		THOMAS J. FOLLIARD
FOR		RAKESH GANGWAL
FOR		SHIRA GOODMAN
FOR		W. ROBERT GRAFTON
FOR		EDGAR H. GRUBB
FOR		MITCHELL D.STEENROD

FOR	FOR	2. RATIFICATION OF THE SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	ISSUER

FOR	FOR	3. TO APPROVE, IN AN ADVISORY (NON-BINDING) VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICES.	ISSUER

1 YEAR	1 YEAR	4. TO DETERMINE, IN AN ADVISORY (NON-BINDING) VOTE, WHETHER A SHAREHOLDER VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS.	ISSUER

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Eric W. Falkeis
Eric W. Falkeis
Principal Executive Officer

Date  August 25, 2011
* Print the name and title of each signing officer under his or her signature.